Other Non Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Other Assets, Noncurrent [Abstract]
Schedule of Other Noncurrent Assets

Other noncurrent assets at December 31 consisted of the following (in thousands):

	2016	2015
Restricted cash	$8,538	$2,537
Deferred tax assets	5,131	1,661
Land use right	1,648	1,796
Deposits	2,422	486
Other	2	120

Total other noncurrent assets	$17,741	$6,600